UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tanglewood Wealth Management Inc.
Address: 1400 Post Oak Blvd.
         Suite 550
         Houston, TX  77056

13F File Number:  028-13327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith A. Fenstad
Title:     Chief Compliance Officer
Phone:     713-840-8880

Signature, Place, and Date of Signing:

 /s/ Keith A. Fenstad     Houston, TX     July 31, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $115,503 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS 7-10 YR  464287440     1775    16450 SH       SOLE                    16450        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    16678   263773 SH       SOLE                   263773        0        0
ISHARES TR                     RUSSELL 3000     464287689      919    11438 SH       SOLE                    11438        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775    14918   141416 SH       SOLE                   141416        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    45918   295883 SH       SOLE                   295883        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    23112   353240 SH       SOLE                   353240        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    11156   272252 SH       SOLE                   272252        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     1027    18125 SH       SOLE                    18125        0        0